Fair Value of Financial Instruments (Weighted Average Assumptions) (Details) - $ / shares		1 Months Ended	12 Months Ended
	Sep. 17, 2015	Dec. 31, 2015	Mar. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Common Stock Closing Price	$ 0.54	$ 0.55
Conversion Price per Share	$ 0.45	$ 0.53
Conversion Shares	4,444,306	3,789,233
Call Option Value	$ 0.25	$ 0.25
Dividend Yield	0.00%	0.00%	0.00%
Volatility	103.24%	103.21%
Risk-free interest rates	0.39%	0.33%	2.21%
Expected lives (years)	1 year	1 year	5 years